Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Area Data Reconciled to Consolidated

The Financial Services segment’s performance is evaluated based on income before income taxes.

Geographic Area Data	2012	2011	2010
Revenues:
United States	$8,234.8	$7,389.8	$4,195.8
Europe	4,282.3	5,104.0	3,472.3
Other	4,533.4	3,861.4	2,624.8

	$17,050.5	$16,355.2	$10,292.9

Property, plant and equipment, net:
United States	$1,182.5	$1,059.1	$846.4
The Netherlands	529.7	467.1	381.6
Other	600.7	447.1	445.7

	$2,312.9	$1,973.3	$1,673.7

Equipment on operating leases, net:
United States	$1,019.7	$871.2	$666.9
United Kingdom	425.3	374.8	384.9
Germany	390.8	350.6	334.0
Other	1,052.9	793.2	633.5

	$2,888.7	$2,389.8	$2,019.3

Segment Reporting Information by Segment

Business Segment Data	2012	2011	2010
Net sales and revenues:

Truck	$13,797.1	$13,359.2	$7,408.5
Less intersegment	(665.6)	(728.5)	(365.6)

External customers	13,131.5	12,630.7	7,042.9

Parts	2,712.1	2,617.1	2,225.3
Less intersegment	(44.6)	(40.1)	(30.9)

External customers	2,667.5	2,577.0	2,194.4

All Other	152.7	118.2	87.8

	15,951.7	15,325.9	9,325.1
Financial Services	1,098.8	1,029.3	967.8

	$17,050.5	$16,355.2	$10,292.9

Income before income taxes:
Truck	$920.4	$864.7	$187.5
Parts	374.6	394.1	313.5
All Other	(7.0)	(26.5)	(15.3)

	1,288.0	1,232.3	485.7
Financial Services	307.8	236.4	153.5
Investment income	33.1	38.2	21.1

	$1,628.9	$1,506.9	$660.3

Depreciation and amortization:
Truck	$308.8	$311.8	$269.7
Parts	5.9	6.8	7.0
All Other	10.6	9.2	9.0

	325.3	327.8	285.7
Financial Services	375.6	346.0	337.5

	$700.9	$673.8	$623.2

Expenditures for long-lived assets:
Truck	$816.0	$876.9	$371.4
Parts	17.1	2.2	2.5
All Other	22.8	28.2	4.3

	855.9	907.3	378.2
Financial Services	943.1	934.3	505.6

	$1,799.0	$1,841.6	$883.8

Segment assets:
Truck	$4,530.2	$4,043.9	$3,156.0
Parts	707.8	641.4	586.2
All Other	198.4	185.3	181.2
Cash and marketable securities	2,395.9	2,900.7	2,432.5

	7,832.3	7,771.3	6,355.9
Financial Services	10,795.5	9,401.4	7,878.2

	$18,627.8	$17,172.7	$14,234.1